FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 1,011,100	$ 1,064,714	$ 1,560,012	$ 1,075,942
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	703,232	773,822
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	5,755	3,891
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	20,467	43,049
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	277,441	194,942
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 4,205	$ 49,010